 As filed with the Securities and Exchange Commission on January 29, 2001
                                        Securities Act Registration No. 33-9269
                               Investment Company Act Registration No. 811-4864
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                          Pre-Effective Amendment No.                       [_]

                                                                            [X]
                     Post-Effective Amendment No. 24

                                    and/or

                       REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                      [_]

                                                                            [X]
                             Amendment No. 24

                       (Check appropriate box or boxes)

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                             PRUDENTIAL VALUE FUND

              (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)
      Registrant's Telephone Number, including Area Code: (973) 367-7525

                           Marguerite E.H. Morrison
                             Gateway Center Three
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
                  As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                           (check appropriate box):

                       [_] immediately upon filing pursuant to paragraph (b)

                       [X] on February 23, 2001 pursuant to paragraph (b)
                       [_] 60 days after filing pursuant to paragraph (a)(1)

                       [_] on (date) pursuant to paragraph (a)(1)
                       [_] 75 days after filing pursuant to paragraph (a)(2)
                       [_] on (date) pursuant to paragraph (a)(2) of Rule 485

                   If appropriate, check the following box:

                       [X] this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment


  Title of Securities Being Registered . . . . Shares of beneficial interest, par value $.01 per share.

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    Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts
A, B and C, respectively, of Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No.33-9269) filed on December 1, 2000.

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                                  SIGNATURES

  Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 29th day of January, 2001.

                          PRUDENTIAL VALUE FUND

                          /s/ David R. Odenath, Jr.
                          -----------------------------------
                          (David R. Odenath, Jr., President)

  Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                                   Date
---------                          -----                                   ----
/s/ Grace C. Torres                Treasurer and Principal Financial January 29, 2001
---------------------------------   and Accounting Officer
  Grace C. Torres
/s/ Saul K. Fenster                Trustee                           January 29, 2001
---------------------------------
  Saul K. Fenster
/s/ Delayne D. Gold                Trustee                           January 29, 2001
---------------------------------
  Delayne D. Gold
/s/ Robert F. Gunia                Trustee                           January 29, 2001
---------------------------------
  Robert F. Gunia
/s/ Douglas H. McCorkindale        Trustee                           January 29, 2001
---------------------------------
  Douglas H. McCorkindale
/s/ W. Scott McDonald, Jr.         Trustee                           January 29, 2001
---------------------------------
  W. Scott McDonald, Jr.
/s/ Thomas T. Mooney               Trustee                           January 29, 2001
---------------------------------
  Thomas T. Mooney
/s/ Stephen P. Munn                Trustee                           January 29, 2001
---------------------------------
  Stephen P. Munn
/s/ David R. Odenath, Jr.          President and Trustee             January 29, 2001
---------------------------------
  David R. Odenath, Jr.
/s/ Richard A. Redeker             Trustee                           January 29, 2001
---------------------------------
  Richard A. Redeker
/s/ Judy A. Rice                   Trustee                           January 29, 2001
---------------------------------
  Judy A. Rice
/s/ Robin B. Smith                 Trustee                           January 29, 2001
---------------------------------
  Robin B. Smith
/s/ Louis A. Weil, III             Trustee                           January 29, 2001
---------------------------------
  Louis A. Weil, III
/s/ Clay T. Whitehead              Trustee                           January 29, 2001
---------------------------------
  Clay T. Whitehead

                                      C-1

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                             PRUDENTIAL VALUE FUND

                                 EXHIBIT INDEX

 Exhibit Number                           Description
 --------------                           -----------
 (a)(1)         Amended and Restated Declaration of Trust. Incorporated by
                reference to Exhibit 1(a) to Post-Effective Amendment No. 13 to
                the Registration Statement on Form N-1A filed via EDGAR on
                December 21, 1994 (File No. 33-9269).
 (a)(2)         Amended Certificate of Designation. Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 19 to the
                Registration Statement on Form N-1A filed via EDGAR on October
                22, 1998 (File No. 33-9269).
 (b)            Amended By-laws. Incorporated by reference to Exhibit (b) to
                Post-Effective Amendment No. 22 to the Registration Statement
                on Form N-1A filed via EDGAR on July 20, 2000 (File No. 33-
                9269)
 (c)(1)         Specimen receipt for shares of beneficial interest, $.01 par value. Incorporated by reference to Exhibit 4(a) to Post-
                Effective Amendment No. 18 to the Registration Statement on
                Form N-1A filed via EDGAR on December 30, 1997 (File No. 33-
                9269).
 (c)(2)         Instruments Defining Rights of Shareholders. Incorporated by
                reference to Exhibit 4(c) to Post-Effective Amendment No. 10 to
                the Registration Statement on Form N-1A filed via EDGAR on
                December 30, 1993 (File No. 33-9269).
 (d)(1)         Management Agreement between the Registrant and Prudential
                Investments Fund Management LLC.*
 (d)(2)         Subadvisory Agreement between Prudential Investments Fund
                Management LLC and Jennison Associates LLC.*
 (d)(3)         Subadvisory Agreement between Prudential Investments Fund
                Management LLC and Deutsche Asset Management, Incorporated.*
 (d)(4)         Subadvisory Agreement between Prudential Investments Fund
                Management LLC and Key Asset Management Inc.*
 (e)(1)         Distribution Agreement with Prudential Investment Management
                Services LLC. Incorporated by reference to Exhibit (e)(1) to
                Post-Effective Amendment No. 19 to the Registration Statement
                on Form N-1A filed via EDGAR on October 22, 1998 (File No. 33-
                9269).
 (e)(2)         Selected Dealer Agreement. Incorporated by reference to Exhibit
                (e)(2) to Post-Effective Amendment No. 19 to the Registration
                Statement on Form N-1A filed via EDGAR on October 22, 1998
                (File No. 33-9269).
 (g)(1)         Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8 to
                Post-Effective Amendment No. 18 to the Registration Statement
                on Form N-1A filed via EDGAR on December 30, 1997 (File No. 33-
                9269).
 (g)(2)         Amendment to Custodian Contract. Incorporated by reference to
                Exhibit (g)(2) to Post-Effective Amendment No. 21 to the
                Registration Statement on Form N-1A filed via EDGAR on January
                20, 2000 (File No. 33-9269).
 (h)(1)         Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by
                reference to Exhibit 9 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on
                December 30, 1997 (File No. 33-9269).
 (h)(2)         Amendment to Transfer Agency Agreement. Incorporated by
                reference to Exhibit (h)(2) to Post-Effective Amendment No. 21
                to the Registration Statement on Form N-1A filed via EDGAR on
                January 20, 2000 (File No. 33-9269).
 (i)(1)         Opinion and consent of Counsel. Incorporated by reference to
                Exhibit (i) to Post-Effective Amendment No. 21 to the
                Registration Statement on Form N-1A filed via EDGAR on January
                20, 2000 (File No. 33-9269).
 (i)(2)         Consent of Counsel.*
 (j)            Consent of independent accountants.*
 (m)(1)         Amended and Restated Distribution and Service Plan for Class A
                shares. Incorporated by reference to Exhibit (m)(1) to Post-
                Effective Amendment No. 19 to the Registration Statement on
                Form N-1A filed via EDGAR on October 22, 1998 (File No. 33-
                9269).

 Exhibit Number                           Description
 --------------                           -----------
 (m)(2)         Amended and Restated Distribution and Service Plan for Class B
                shares. Incorporated by reference to Exhibit (m)(2) to Post-
                Effective Amendment No. 19 to the Registration Statement on
                Form N-1A filed via EDGAR on October 22, 1998 (File No. 33-
                9269).
 (m)(3)         Amended and Restated Distribution and Service Plan for Class C
                shares. Incorporated by reference to Exhibit (m)(3) to Post-
                Effective Amendment No. 19 to the Registration Statement on
                Form N-1A filed via EDGAR on October 22, 1998 (File No. 33-
                9269).
 (n)            Amended Rule 18f-3 Plan. Incorporated by reference to Exhibit
                (0) to Post-Effective Amendment No. 19 to the Registration
                Statement on Form N-1A filed via EDGAR on October 22, 1998
                (File No. 33-9269).

 (p)(1)         Fund's Amended Code of Ethics.*

 (p)(2)         Amended Code of Ethics of Manager, Former Subadviser and the
                Distributor.*

 (p)(3)         Jennison Associates LLC's Code of Ethics.*

 (p)(4)         Deutsche Asset Management, Incorporated's Code of Ethics.*

 (p)(5)         Key Asset Management Inc.'s Code of Ethics.*

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  *To be filed by amendment.